Business Segments Business Segments (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables present financial information for DPL’s reportable business segment:

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2019
Revenues from external customers	$734.3	$29.0	$—	$763.3
Intersegment revenues	1.1	3.2	(4.3)	—
Total revenues	$735.4	$32.2	$(4.3)	$763.3

Depreciation and amortization	$70.8	$1.9	$—	$72.7
Fixed-asset impairment	$—	$3.5	$—	$3.5
Interest expense	$26.0	$56.2	$—	$82.2
Loss on early extinguishment of debt	$—	$44.9	$—	$44.9
Income / (loss) from continuing operations before income tax	$124.3	$(100.2)	$—	$24.1

Cash capital expenditures	$167.1	$1.0	$—	$168.1

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2018
Revenues from external customers	$737.8	$38.1	$—	$775.9
Intersegment revenues	0.9	2.9	(3.8)	—
Total revenues	$738.7	$41.0	$(3.8)	$775.9

Depreciation and amortization	$74.5	$(1.4)	$—	$73.1
Fixed-asset impairment	$—	$2.8	$—	$2.8
Interest expense	$27.3	$70.7	$—	$98.0
Income / (loss) from continuing operations before income tax	$104.4	$(72.5)	$—	$31.9

Cash capital expenditures	$93.1	$10.5	$—	$103.6

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2017
Revenues from external customers	$718.9	$25.0	$—	$743.9
Intersegment revenues	1.1	4.4	(5.5)	—
Total revenues	$720.0	$29.4	$(5.5)	$743.9

Depreciation and amortization	$75.3	$0.8	$—	$76.1
Interest expense	$30.5	$79.5	$—	$110.0
Income / (loss) from continuing operations before income tax	$88.5	$(95.0)	$—	$(6.5)

Cash capital expenditures	$85.6	$35.9	$—	$121.5

(a)	"Other" includes Cash capital expenditures related to assets of discontinued operations and held-for-sale businesses for all periods presented.

Total Assets	December 31, 2019	December 31, 2018	December 31, 2017
Utility	$1,883.2	$1,819.6	$1,695.9
All Other (a)	52.6	63.5	353.3
DPL Consolidated	$1,935.8	$1,883.1	$2,049.2

(a)	"All Other" includes Total assets related to the assets of discontinued operations and held-for-sale businesses and Eliminations as of December 31, 2019, 2018 and 2017.